Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Compensation paid to Great Ajax’s Chief Executive Officer and other named executives were calculated based on shares granted each year using the grant date stock price and adjusted for any previously issued shares that were unvested and fully vested each year and considered any dividends that have been paid. The following table summarizes the compensation paid to Great Ajax’s Chief Executive Officer and other named executives and company performance measures.
	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO(1)(4) ($)	Average summary compensation table total for non-PEO named executive officers(2) ($)	Average compensation actually paid to non-PEO named executive officers(1)(5) ($)	Value of initial fixed $100 investment based on:		Net (loss)/ income attributable to common stockholders ($)	Company selected measure book value ($)
Year					Total stockholder return ($)	Peer group total stockholder return(3) ($)
2023	—	(21,891)	—	(8,975)	100	49	(49,261)	9.99
2022	167,360	61,758	52,300	(5,553)	109	48	(14,850)	13.00
2021	179,060	226,653	102,320	140,977	143	73	41,775	15.92
2020	38,200	(6,345)	76,400	77,247	118	69	33,608	15.59

(1)
Lawrence Mendelsohn, Great Ajax’s CEO, was Great Ajax’s principal executive officer.

(2)
Includes compensation for Ms. Doyle and Mr. Schaub.

(3)
Great Ajax’s peer group includes FNMR, which includes comparable mortgage REITs and helps provide a benchmark for Great Ajax’s own total stockholder return.

(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Mendelsohn in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mendelsohn during the applicable year.

Description(a)	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Reported Summary Compensation Table	38,200	179,060	167,360	—
Reported Stock Awards Deduction(b)	38,200	179,060	167,360	—
Equity Award Adjustments(c)	(44,545)	47,593	(105,602)	(21,891)
Compensation Actually Paid	(6,345)	226,653	61,758	(21,891)

(a)
Mr. Mendelsohn received no pension benefits in the fiscal years presented from Great Ajax under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	—	(36,156)	—	(840)	—	15,105	(21,891)
2022	(167,360)	116,000	(69,935)	—	(9,567)	—	25,260	(105,602)
2021	(179,060)	184,240	19,800	—	9,413	—	13,200	47,593
2020	(38,200)	41,840	(52,200)	23,280	(35,077)	—	15,812	(44,545)

(5)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the executive officers excluding CEO, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Doyle and Mr. Schaub during the applicable year.

Description(a)	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Reported Summary Compensation Table	76,400	102,320	52,300	—
Reported Stock Awards Deduction(b)	76,400	102,320	52,300	—
Equity Award Adjustments(c)	847	38,657	(57,853)	(8,975)
Compensation Actually Paid	77,247	140,977	(5,553)	(8,975)

(a)
Ms. Doyle and Mr. Schaub received no pension benefits in the fiscal years presented from Great Ajax under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustment include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	—	(15,275)	—	(1,680)	—	7.980	(8,975)
2022	(52,300)	36,250	(51,220)	—	(4,783)	—	14,200	(57,853)
2021	(102,320)	105,280	20,700	—	4,707	—	10,290	38,657
2020	(76,400)	83,680	(26,100)	18,224	(8,253)	—	9,696	847

Company Selected Measure Name	book value
Named Executive Officers, Footnote	(1) Lawrence Mendelsohn, Great Ajax’s CEO, was Great Ajax’s principal executive officer. (2) Includes compensation for Ms. Doyle and Mr. Schaub.
Peer Group Issuers, Footnote	(3) Great Ajax’s peer group includes FNMR, which includes comparable mortgage REITs and helps provide a benchmark for Great Ajax’s own total stockholder return.
PEO Total Compensation Amount		$ 167,360	$ 179,060	$ 38,200
PEO Actually Paid Compensation Amount	$ (21,891)	61,758	226,653	(6,345)
Adjustment To PEO Compensation, Footnote
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Mendelsohn in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mendelsohn during the applicable year.

Description(a)	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Reported Summary Compensation Table	38,200	179,060	167,360	—
Reported Stock Awards Deduction(b)	38,200	179,060	167,360	—
Equity Award Adjustments(c)	(44,545)	47,593	(105,602)	(21,891)
Compensation Actually Paid	(6,345)	226,653	61,758	(21,891)

(a)
Mr. Mendelsohn received no pension benefits in the fiscal years presented from Great Ajax under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	—	(36,156)	—	(840)	—	15,105	(21,891)
2022	(167,360)	116,000	(69,935)	—	(9,567)	—	25,260	(105,602)
2021	(179,060)	184,240	19,800	—	9,413	—	13,200	47,593
2020	(38,200)	41,840	(52,200)	23,280	(35,077)	—	15,812	(44,545)

Non-PEO NEO Average Total Compensation Amount		52,300	102,320	76,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ (8,975)	(5,553)	140,977	77,247
Adjustment to Non-PEO NEO Compensation Footnote
(5)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the executive officers excluding CEO, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Doyle and Mr. Schaub during the applicable year.

Description(a)	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Reported Summary Compensation Table	76,400	102,320	52,300	—
Reported Stock Awards Deduction(b)	76,400	102,320	52,300	—
Equity Award Adjustments(c)	847	38,657	(57,853)	(8,975)
Compensation Actually Paid	77,247	140,977	(5,553)	(8,975)

(a)
Ms. Doyle and Mr. Schaub received no pension benefits in the fiscal years presented from Great Ajax under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustment include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	—	(15,275)	—	(1,680)	—	7.980	(8,975)
2022	(52,300)	36,250	(51,220)	—	(4,783)	—	14,200	(57,853)
2021	(102,320)	105,280	20,700	—	4,707	—	10,290	38,657
2020	(76,400)	83,680	(26,100)	18,224	(8,253)	—	9,696	847

Compensation Actually Paid vs. Total Shareholder Return
Total Stockholder Return
Compensation actually paid to Great Ajax’s CEO for the years ended December 31, 2023, 2022, 2021 and 2020 was $(22) thousand, $0.1 million, $0.2 million and $(6) thousand, respectively. Compensation actually paid to executive officers excluding the CEO for the years ended December 31, 2023, 2022, 2021 and 2020 was approximately $(9) thousand, $(6) thousand, $0.1 million and $77 thousand, respectively. The calculation to determine compensation actually paid to Great Ajax’s CEO and executive officers is detailed above and is calculated in accordance with item 402(v)(2)(iii) of Regulation S-K. Great Ajax’s cumulative total stockholder return (“TSR”), which is calculated off an initial fixed $100 investment for the last three completed fiscal years was $100.21, $108.64, $143.29 and $118.21, respectively. The Compensation Comparison Group (“CCG”) TSR, which is calculated off the same initial fixed $100 investment for the same four-year period was $48.61, $47.74, $73.00 and $68.64, respectively. Great Ajax used FNMR for its CCG TSR, which contains comparable mortgage REITs and helps provide a benchmark for Great Ajax’s own total stockholder return.
Compensation actually paid to Great Ajax’s CEO, Great Ajax’s TSR and CCG TSR all decreased for the year ended December 31, 2023 versus 2022 and for the year ended December 31, 2022 versus 2021. In comparison compensation actually paid to Great Ajax’s CEO, Great Ajax’s TSR and CCG TSR all increased for the year ended December 31, 2021 versus 2020. Similarly, compensation actually paid to Great Ajax’s executive officers excluding the CEO, Great Ajax’s TSR and CCG TSR all decreased for the year ended December 31, 2023 versus 2022 and for the year ended December 31, 2022 versus 2021. In comparison compensation actually paid to Great Ajax’s executive officers excluding the CEO, Great Ajax’s TSR and CCG TSR all increased for the year ended December 31, 2021 versus 2020.

Compensation Actually Paid vs. Net Income
Net Income
Great Ajax had consolidated net losses for the years ended December 31, 2023 and 2022 of $(47) thousand and $(15) thousand, respectively, and consolidated net income attributable to common stockholders of $42 thousand and $34 thousand for the years ended 2021 and 2020, respectively. The compensation actually paid to Great Ajax’s CEO and Great Ajax’s consolidated net loss/income decreased for the years ended December 31, 2023, 2022 and 2021. Great Ajax’s consolidated net income attributable to common stockholders increased for the year ended December 31, 2021 vs 2020. Similarly, this was the same trend for compensation actually paid to Great Ajax’s executive officers excluding the CEO and Great Ajax’s consolidated net loss/income attributable to common stockholders for the same comparative years.

Compensation Actually Paid vs. Company Selected Measure
Company-Selected Measure: Book Value
Great Ajax’s book value was $9.99, $13.00, $15.92 and $15.59 as of December 31, 2023, 2022, 2021 and 2020, respectively. The compensation actually paid to Great Ajax’s CEO and Great Ajax’s book value decreased for the years ended December 31, 2023, 2022 and 2021. Great Ajax’s book value increased for the year ended December 31, 2021 vs 2020. Similarly, this was the same trend for compensation actually paid to Great Ajax’s executive officers excluding the CEO and Great Ajax’s book value for the same comparative years.

Tabular List, Table
Tabular List of Financial Performance Measures
We have identified the following performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for performance year 2023, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.
Book Value

Distributable Earnings

Annual Economic Return Relative to the Agency REIT Peer Group

Total Shareholder Return Amount	$ 100	109	143	118
Peer Group Total Shareholder Return Amount	49	48	73	69
Net Income (Loss)	$ (49,261)	$ (14,850)	$ 41,775	$ 33,608
Company Selected Measure Amount	9.99	13	15.92	15.59
PEO Name	Lawrence Mendelsohn
Measure:: 1
Pay vs Performance Disclosure
Name	Book Value
Measure:: 2
Pay vs Performance Disclosure
Name	Distributable Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Economic Return Relative to the Agency REIT Peer Group
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,891)	$ (105,602)	$ 47,593	$ (44,545)
PEO | Stock Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(167,360)	(179,060)	(38,200)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		116,000	184,240	41,840
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,156)	(69,935)	19,800	(52,200)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				23,280
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(840)	(9,567)	9,413	(35,077)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,105	25,260	13,200	15,812
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,975)	(57,853)	38,657	847
Non-PEO NEO | Stock Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(52,300)	(102,320)	(76,400)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		36,250	105,280	83,680
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,275)	(51,220)	20,700	(26,100)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				18,224
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,680)	(4,783)	4,707	(8,253)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7.98	$ 14,200	$ 10,290	$ 9,696